UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22501

Name of Fund:  BlackRock Resources & Commodities Strategy Trust (BCX)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Resources & Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Consolidated Schedule of Investments September 30, 2017 (Unaudited)	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Chemicals — 15.7%
Agrium, Inc. (a)	363,045	$38,907,135
CF Industries Holdings, Inc. (a)(b)	790,098	27,779,846
FMC Corp. (a)	185,128	16,533,782
Monsanto Co. (a)(b)	259,699	31,117,134
Mosaic Co. (a)	219,733	4,744,035
Potash Corp. of Saskatchewan, Inc. (a)	1,149,440	22,115,225
Yara International ASA (a)	266,000	11,927,662

		153,124,819
Containers & Packaging — 2.6%
Packaging Corp. of America (a)(b)	221,537	25,405,863
Energy Equipment & Services — 3.4%
Baker Hughes a GE Co. (a)	213,777	7,828,514
Halliburton Co. (a)(b)	347,800	16,009,234
Patterson-UTI Energy, Inc. (a)	105,204	2,202,972
Precision Drilling Corp. (a)(c)	1,749,350	5,439,774
Superior Energy Services, Inc. (a)(b)(c)	137,156	1,464,826

		32,945,320
Food Products — 6.7%
BRF SA — ADR (a)(c)	997,160	14,369,075
Bunge Ltd. (a)	133,744	9,289,858
Elders, Ltd. (a)(c)	1,246,696	4,746,887
Glanbia PLC (a)	407,065	7,673,709
Hormel Foods Corp. (a)	292,059	9,386,776
Origin Enterprises PLC (a)	586,425	4,616,019
Tyson Foods, Inc., Class A (a)	218,575	15,398,609

		65,480,933
Metals & Mining — 30.7%
BHP Billiton PLC (a)	1,771,597	31,261,563
Boliden AB (a)	377,525	12,805,397
First Quantum Minerals Ltd. (a)	1,519,081	17,056,562
Franco-Nevada Corp. (a)	130,878	10,138,784
Fresnillo PLC (a)	470,404	8,863,465
Glencore PLC (a)(c)	10,010,092	45,946,380
Lundin Mining Corp. (a)	1,514,539	10,390,266
Neo Lithium Corp. (a)(c)(d)	3,000,000	3,438,189
Nevsun Resources, Ltd. (a)	3,527,285	7,632,674
Newcrest Mining Ltd. (a)	1,394,772	22,957,609
Newmont Mining Corp. (a)	332,840	12,484,828
Public Joint Stock Company Polyus (a)	144,076	5,581,872
Rio Tinto PLC, ADR (a)	840,229	39,650,407
South32 Ltd. (a)	8,060,093	20,851,500
Teck Resources Ltd., Class B (a)	1,081,199	22,802,487
Vale SA — ADR (a)	1,741,926	17,541,195
Wheaton Precious Metals Corp. (a)	506,378	9,666,756

		299,069,934

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 37.9%
Anadarko Petroleum Corp. (a)	282,575	$13,803,789
BP PLC — ADR (a)	1,530,155	58,803,857
Cairn Energy PLC (a)(c)	2,536,430	6,516,330
Canadian Natural Resources Ltd. (a)	468,500	15,691,136
Chevron Corp. (a)(b)	249,960	29,370,300
Cimarex Energy Co. (a)	120,067	13,648,016
ConocoPhillips (a)(b)	534,277	26,740,564
Devon Energy Corp. (a)	392,750	14,417,852
Encana Corp. (a)	1,318,600	15,524,131
Eni SpA, ADR (a)	382,320	12,643,322
EOG Resources, Inc. (a)	269,930	26,113,028
EQT Corp. (a)	119,550	7,799,442
Exxon Mobil Corp. (a)(b)	339,196	27,807,288
Hess Corp. (a)	216,422	10,148,027
Kosmos Energy Ltd. (a)(c)(d)	1,258,200	10,015,272
Pioneer Natural Resources Co. (a)	114,280	16,860,871
Royal Dutch Shell PLC — ADR, Class A (a)	1,028,924	62,332,216

		368,235,441
Paper & Forest Products — 1.2%
International Paper Co. (a)	187,940	10,678,751
Precious Woods Holding AG (a)(c)	20,000	117,726
Quintis, Ltd. (a)(d)(e)	7,903,566	557,969

		11,354,446
Total Common Stocks — 98.2%		955,616,756

Corporate Bonds — 0.9%	Par (000)
Metals & Mining — 0.9%
Pilgangoora Operations Pty Ltd, 12.00%, 6/21/22	$9,000	9,357,453
Total Long-Term Investments (Cost — $806,542,710) — 99.1%		964,974,209

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (f)(h)	19,090,150	19,090,150
SL Liquidity Series, LLC, Money Market Series, 1.32% (f)(g)(h)	954,024	954,119
Total Short-Term Securities (Cost — $20,044,194) — 2.1%		20,044,269

BLACKROCK RESOURCES & COMMODITIES STRATEGY TRUST	SEPTEMBER 30, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Value
Total Investments Before Options Written (Cost — $826,586,904) — 101.2%	$985,018,478
Options Written (Premiums Received — $7,576,412) — (1.3)%	(12,997,370)
Total Investments, Net of Options Written (Cost — $819,010,492) — 99.9%	972,021,108
Other Assets Less Liabilities — 0.1%	1,178,456

Net Assets — 100.0%	$973,199,564

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Security, or a portion of the security, is on loan.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(f)	Annualized 7-day yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities.

(h)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Trust were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	12,603,929	6,486,221	19,090,150	$19,090,150	$65,866		—	—
SL Liquidity Series, LLC, Money Market Series	3,936,869	(2,982,845)	954,024	954,119	113,256	[1]	$2,696	$(129)
				$20,044,269	$179,122		$2,696	$(129)

[1]   Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts	NOK	Norwegian Krone
AUD	Australian Dollar	SEK	Swedish Krona
EUR	Euro	USD	United States Dollar
GBP	British Pound

2	BLACKROCK RESOURCES & COMMODITIES STRATEGY TRUST	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Royal Dutch Shell PLC — ADR, Class A	756	10/02/17	USD	56.60	USD	4,580	$(299,203)
Anadarko Petroleum Corp.	243	10/06/17	USD	42.50	USD	1,187	(153,090)
Chevron Corp.	76	10/06/17	USD	110.00	USD	893	(57,190)
Halliburton Co.	281	10/06/17	USD	40.00	USD	1,293	(167,898)
Newmont Mining Corp.	300	10/06/17	USD	38.50	USD	1,125	(3,450)
BP PLC — ADR	926	10/13/17	USD	36.00	USD	3,559	(229,185)
CF Industries Holdings, Inc.	411	10/13/17	USD	32.50	USD	1,445	(113,847)
ConocoPhillips	178	10/13/17	USD	46.00	USD	891	(73,870)
Exxon Mobil Corp.	275	10/13/17	USD	79.50	USD	2,254	(72,600)
Halliburton Co.	268	10/13/17	USD	42.00	USD	1,234	(110,550)
International Paper Co.	251	10/13/17	USD	56.00	USD	1,426	(31,500)
Mosaic Co.	285	10/13/17	USD	21.00	USD	615	(23,512)
Pioneer Natural Resources Co.	125	10/13/17	USD	137.00	USD	1,844	(140,000)
Agrium, Inc.	248	10/20/17	USD	130.00	USD	3,316	(93,913)
Anadarko Petroleum Corp.	87	10/20/17	USD	45.00	USD	425	(35,888)
BP PLC — ADR	926	10/20/17	USD	36.00	USD	3,559	(229,648)
Baker Hughes a GE Co.	124	10/20/17	USD	39.00	USD	454	(2,480)
Bunge Ltd.	230	10/20/17	USD	77.50	USD	1,598	(2,875)
Bunge Ltd.	304	10/20/17	USD	75.00	USD	2,112	(4,560)
Canadian Natural Resources Ltd.	634	10/20/17	USD	40.00	USD	2,649	(102,639)
Chevron Corp.	78	10/20/17	USD	110.00	USD	917	(59,865)
Cimarex Energy Co.	133	10/20/17	USD	100.00	USD	1,512	(182,875)
ConocoPhillips	561	10/20/17	USD	44.00	USD	2,808	(342,210)
ConocoPhillips	193	10/20/17	USD	47.00	USD	966	(62,243)
ConocoPhillips	271	10/20/17	USD	50.00	USD	1,356	(24,254)
Devon Energy Corp.	419	10/20/17	USD	32.00	USD	1,538	(202,168)
EOG Resources, Inc.	133	10/20/17	USD	87.50	USD	1,287	(125,685)
EOG Resources, Inc.	156	10/20/17	USD	95.00	USD	1,509	(43,446)
EQT Corp.	478	10/20/17	USD	65.00	USD	3,118	(76,480)
Encana Corp.	570	10/20/17	USD	13.00	USD	837	(80,629)
Encana Corp.	1,150	10/20/17	USD	12.00	USD	1,689	(251,152)
Exxon Mobil Corp.	404	10/20/17	USD	77.50	USD	3,312	(186,850)
FMC Corp.	240	10/20/17	USD	87.50	USD	2,143	(72,000)
FMC Corp.	500	10/20/17	USD	92.50	USD	4,466	(37,500)
Franco-Nevada Corp.	288	10/20/17	USD	105.00	USD	2,784	(7,963)
Halliburton Co.	278	10/20/17	USD	42.50	USD	1,280	(100,775)
Hess Corp.	246	10/20/17	USD	40.00	USD	1,153	(171,585)
Lundin Mining Corp.	2,715	10/20/17	USD	9.00	USD	2,324	(17,407)
Lundin Mining Corp.	1,910	10/20/17	USD	10.00	USD	1,635	(7,654)
Newmont Mining Corp.	135	10/20/17	USD	36.00	USD	506	(24,232)
Newmont Mining Corp.	58	10/20/17	USD	40.00	USD	218	(783)
Packaging Corp. of America	275	10/20/17	USD	115.00	USD	3,154	(50,875)
Pioneer Natural Resources Co.	147	10/20/17	USD	149.00	USD	2,169	(38,220)
Rio Tinto PLC, ADR	473	10/20/17	USD	47.50	USD	2,232	(43,753)
Royal Dutch Shell PLC — ADR, Class A	807	10/20/17	USD	57.50	USD	4,889	(258,240)
Tyson Foods, Inc., Class A	140	10/20/17	USD	70.00	USD	986	(21,350)
Vale SA — ADR	910	10/20/17	USD	10.00	USD	916	(34,125)
Vale SA — ADR	1,560	10/20/17	USD	11.00	USD	1,571	(14,820)
Anadarko Petroleum Corp.	573	10/27/17	USD	44.00	USD	2,799	(292,230)
BP PLC — ADR	483	10/27/17	USD	36.00	USD	1,856	(124,614)
BP PLC — ADR	1,390	10/27/17	USD	37.00	USD	5,342	(225,180)
CF Industries Holdings, Inc.	206	10/27/17	USD	33.50	USD	724	(48,101)
ConocoPhillips	191	10/27/17	USD	47.00	USD	956	(62,075)

BLACKROCK RESOURCES & COMMODITIES STRATEGY TRUST	SEPTEMBER 30, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
ConocoPhillips	271	10/27/17	USD	50.00	USD	1,356	$(29,674)
Devon Energy Corp.	193	10/27/17	USD	34.00	USD	709	(57,997)
EOG Resources, Inc.	266	10/27/17	USD	91.00	USD	2,573	(163,590)
Exxon Mobil Corp.	137	10/27/17	USD	81.00	USD	1,123	(23,769)
Hess Corp.	178	10/27/17	USD	42.00	USD	835	(91,225)
Hess Corp.	107	10/27/17	USD	44.00	USD	502	(36,380)
International Paper Co.	250	10/27/17	USD	57.00	USD	1,421	(32,125)
International Paper Co.	250	10/27/17	USD	55.00	USD	1,421	(61,875)
Mosaic Co.	310	10/27/17	USD	21.50	USD	669	(23,715)
Newmont Mining Corp.	538	10/27/17	USD	38.50	USD	2,018	(35,777)
Pioneer Natural Resources Co.	159	10/27/17	USD	135.00	USD	2,346	(210,675)
Potash Corp. of Saskatchewan, Inc.	1,070	10/27/17	USD	18.50	USD	2,059	(107,535)
Tyson Foods, Inc., Class A	295	10/27/17	USD	67.00	USD	2,078	(116,525)
Vale SA — ADR	1,290	10/27/17	USD	11.50	USD	1,299	(7,740)
Vale SA — ADR	573	10/27/17	USD	10.00	USD	577	(25,212)
Anadarko Petroleum Corp.	227	11/03/17	USD	50.00	USD	1,109	(29,283)
CF Industries Holdings, Inc.	404	11/03/17	USD	36.50	USD	1,420	(46,056)
CF Industries Holdings, Inc.	425	11/03/17	USD	35.00	USD	1,494	(76,075)
ConocoPhillips	472	11/03/17	USD	51.00	USD	2,362	(41,536)
Devon Energy Corp.	308	11/03/17	USD	35.00	USD	1,131	(74,536)
EOG Resources, Inc.	74	11/03/17	USD	95.00	USD	716	(27,565)
Halliburton Co.	286	11/03/17	USD	44.00	USD	1,316	(75,933)
Mosaic Co.	283	11/03/17	USD	22.50	USD	611	(14,150)
Pioneer Natural Resources Co.	26	11/03/17	USD	157.50	USD	384	(5,135)
Vale SA — ADR	1,278	11/03/17	USD	10.50	USD	1,287	(35,784)
Tyson Foods, Inc., Class A	140	11/10/17	USD	70.00	USD	986	(28,280)
Vale SA — ADR	573	11/10/17	USD	10.00	USD	577	(30,369)
Exxon Mobil Corp.	169	11/13/17	USD	80.07	USD	1,385	(37,015)
Agrium, Inc.	379	11/17/17	USD	130.00	USD	5,068	(189,082)
Agrium, Inc.	825	11/17/17	USD	140.00	USD	11,032	(93,228)
BP PLC — ADR	2,195	11/17/17	USD	37.00	USD	8,435	(386,320)
BP PLC — ADR	200	11/17/17	USD	38.00	USD	769	(20,800)
Baker Hughes a GE Co.	62	11/17/17	USD	38.00	USD	227	(4,805)
CF Industries Holdings, Inc.	205	11/17/17	USD	32.50	USD	721	(73,288)
CF Industries Holdings, Inc.	113	11/17/17	USD	35.00	USD	397	(22,882)
CF Industries Holdings, Inc.	231	11/17/17	USD	37.50	USD	812	(23,677)
Canadian Natural Resources Ltd.	317	11/17/17	USD	43.00	USD	1,325	(18,292)
Chevron Corp.	174	11/17/17	USD	112.25	USD	2,045	(92,840)
Chevron Corp.	445	11/17/17	USD	113.25	USD	5,229	(205,979)
Devon Energy Corp.	193	11/17/17	USD	35.00	USD	709	(51,724)
EOG Resources, Inc.	450	11/17/17	USD	97.50	USD	4,353	(125,550)
Encana Corp.	847	11/17/17	USD	16.00	USD	1,244	(20,365)
Exxon Mobil Corp.	169	11/17/17	USD	80.75	USD	1,385	(31,580)
Halliburton Co.	278	11/17/17	USD	45.00	USD	1,280	(61,716)
Hess Corp.	334	11/17/17	USD	45.00	USD	1,566	(106,045)
Newmont Mining Corp.	300	11/17/17	USD	39.00	USD	1,125	(25,050)
Potash Corp. of Saskatchewan, Inc.	1,625	11/17/17	USD	20.00	USD	3,127	(63,375)
Rio Tinto PLC, ADR	1,277	11/17/17	USD	50.00	USD	6,026	(86,198)
Rio Tinto PLC, ADR	341	11/17/17	USD	47.50	USD	1,609	(52,173)
Royal Dutch Shell PLC — ADR, Class A	807	11/17/17	USD	57.80	USD	4,889	(260,040)
Royal Dutch Shell PLC — ADR, Class A	808	11/17/17	USD	60.00	USD	4,895	(133,320)
Tyson Foods, Inc., Class A	300	11/17/17	USD	67.50	USD	2,114	(130,500)
Vale SA — ADR	261	11/17/17	USD	11.00	USD	263	(5,742)
Exxon Mobil Corp.	138	11/27/17	USD	81.00	USD	1,131	(26,066)

4	BLACKROCK RESOURCES & COMMODITIES STRATEGY TRUST	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Chevron Corp.	227	12/15/17	USD	120.00	USD	2,667	$(39,044)
Exxon Mobil Corp.	64	12/15/17	USD	82.50	USD	525	(9,408)
Potash Corp. of Saskatchewan, Inc.	1,900	12/15/17	USD	20.00	USD	3,656	(102,600)
Total							$(9,246,457)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Baker Hughes a GE Co.	Morgan Stanley & Co. International PLC	32,600	10/03/17	USD	34.04	USD	1,194	$(84,219)
Elders, Ltd.	Deutsche Bank AG	35,000	10/04/17	AUD	5.01	AUD	170	(262)
Baker Hughes a GE Co.	Morgan Stanley & Co. International PLC	1,700	10/11/17	USD	36.54	USD	62	(1,272)
Eni SpA, ADR	Credit Suisse International	13,300	10/11/17	USD	31.61	USD	440	(19,847)
Glanbia PLC	Morgan Stanley & Co. International PLC	25,000	10/11/17	EUR	16.24	EUR	399	(3,347)
Royal Dutch Shell PLC — ADR, Class A	Deutsche Bank AG	93,700	10/11/17	USD	55.31	USD	5,676	(490,717)
Vale SA — ADR	Morgan Stanley & Co. International PLC	52,200	10/12/17	USD	9.89	USD	526	(19,890)
Packaging Corp. of America	Bank of America N.A.	61,100	10/16/17	USD	117.00	USD	7,007	(54,328)
Baker Hughes a GE Co.	Morgan Stanley & Co. International PLC	32,600	10/18/17	USD	34.04	USD	1,194	(89,296)
Elders, Ltd.	UBS AG	32,000	10/18/17	AUD	5.07	AUD	155	(753)
Fresnillo PLC	Goldman Sachs International	41,500	10/18/17	GBP	16.56	GBP	583	(34)
Glencore PLC	Credit Suisse International	375,200	10/18/17	GBP	3.77	GBP	1,287	(2,066)
Yara International ASA	Goldman Sachs International	35,500	10/18/17	NOK	338.95	NOK	12,678	(96,417)
CF Industries Holdings, Inc.	Citibank N.A.	21,200	10/20/17	USD	30.99	USD	745	(91,982)
CF Industries Holdings, Inc.	UBS AG	21,300	10/20/17	USD	30.83	USD	749	(95,568)
Glencore PLC	Goldman Sachs International	80,000	10/24/17	GBP	3.50	GBP	274	(7,380)
Glencore PLC	Goldman Sachs International	1,829,000	10/24/17	GBP	3.73	GBP	6,273	(40,466)
BHP Billiton PLC	Goldman Sachs International	327,500	10/25/17	GBP	13.92	GBP	4,313	(55,427)
Elders, Ltd.	UBS AG	55,000	10/25/17	AUD	4.65	AUD	267	(10,683)
Eni SpA, ADR	Barclays Bank PLC	27,500	10/25/17	USD	32.47	USD	909	(23,818)
Glanbia PLC	Goldman Sachs International	36,800	10/25/17	EUR	16.36	EUR	587	(7,531)
South32 Ltd.	Deutsche Bank AG	1,200,000	10/25/17	AUD	3.14	AUD	3,960	(188,692)
Encana Corp.	Royal Bank of Canada	126,800	10/26/17	CAD	12.17	CAD	1,863	(258,572)
Newcrest Mining Ltd.	UBS AG	183,000	10/27/17	AUD	23.57	AUD	3,839	(3,131)
Eni SpA, ADR	UBS AG	27,500	10/30/17	USD	32.73	USD	909	(20,471)
Precision Drilling Corp.	Morgan Stanley & Co. International PLC	70,000	10/30/17	CAD	3.31	CAD	272	(37,081)
Canadian Natural Resources Ltd.	Deutsche Bank AG	92,300	10/31/17	CAD	40.81	CAD	3,857	(118,183)
Encana Corp.	Morgan Stanley & Co. International PLC	84,600	10/31/17	CAD	13.30	CAD	1,243	(115,070)
Franco-Nevada Corp.	Deutsche Bank AG	23,500	10/31/17	CAD	104.57	CAD	2,272	(11,314)
Fresnillo PLC	UBS AG	22,325	10/31/17	GBP	15.46	GBP	314	(2,172)
Glanbia PLC	Morgan Stanley & Co. International PLC	45,000	10/31/17	EUR	16.33	EUR	718	(11,357)
Newcrest Mining Ltd.	UBS AG	258,000	10/31/17	AUD	22.90	AUD	5,413	(14,574)

BLACKROCK RESOURCES & COMMODITIES STRATEGY TRUST	SEPTEMBER 30, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Rio Tinto PLC, ADR	Morgan Stanley & Co. International PLC	34,100	10/31/17	USD	48.42	USD	1,609	$(26,015)
Elders, Ltd.	UBS AG	55,000	11/01/17	AUD	4.63	AUD	267	(11,943)
Elders, Ltd.	Goldman Sachs International	35,000	11/08/17	AUD	4.65	AUD	170	(7,562)
Elders, Ltd.	UBS AG	55,000	11/08/17	AUD	4.66	AUD	267	(11,637)
Eni SpA, ADR	JPMorgan Chase Bank N.A.	42,300	11/08/17	USD	33.02	USD	1,399	(25,896)
Lundin Mining Corp.	Citibank N.A.	160,000	11/08/17	CAD	9.80	CAD	1,370	(19,864)
Newcrest Mining Ltd.	UBS AG	117,000	11/08/17	AUD	22.89	AUD	2,455	(10,313)
Boliden AB	UBS AG	38,500	11/09/17	SEK	280.06	SEK	10,636	(37,302)
Elders, Ltd.	JPMorgan Chase Bank N.A.	46,700	11/09/17	AUD	4.55	AUD	226	(12,939)
Elders, Ltd.	UBS AG	50,000	11/09/17	AUD	4.70	AUD	243	(9,590)
Glencore PLC	Goldman Sachs International	867,800	11/09/17	GBP	3.55	GBP	2,977	(92,885)
Boliden AB	UBS AG	52,600	11/10/17	SEK	273.87	SEK	14,532	(71,403)
Rio Tinto PLC, ADR	Barclays Bank PLC	92,800	11/10/17	USD	49.10	USD	4,379	(71,860)
Encana Corp.	Morgan Stanley & Co. International PLC	59,300	11/14/17	CAD	13.20	CAD	871	(82,068)
BHP Billiton PLC	Credit Suisse International	327,500	11/16/17	GBP	13.81	GBP	4,313	(113,675)
BHP Billiton PLC	Goldman Sachs International	53,700	11/16/17	GBP	13.38	GBP	707	(24,952)
Boliden AB	Morgan Stanley & Co. International PLC	60,000	11/16/17	SEK	276.44	SEK	16,576	(76,894)
Fresnillo PLC	Credit Suisse International	124,400	11/16/17	GBP	14.85	GBP	1,749	(46,777)
Glanbia PLC	Citibank N.A.	16,100	11/16/17	EUR	16.74	EUR	257	(3,258)
Glencore PLC	Credit Suisse International	852,100	11/16/17	GBP	3.57	GBP	2,923	(95,778)
South32 Ltd.	Citibank N.A.	1,108,000	11/16/17	AUD	3.29	AUD	3,656	(123,582)
South32 Ltd.	UBS AG	916,000	11/16/17	AUD	3.26	AUD	3,023	(110,784)
Yara International ASA	Morgan Stanley & Co. International PLC	35,400	11/16/17	NOK	372.35	NOK	12,642	(34,675)
Cimarex Energy Co.	Morgan Stanley & Co. International PLC	21,400	11/20/17	USD	106.71	USD	2,433	(200,349)
Glanbia PLC	HSBC Bank PLC	20,000	11/20/17	EUR	16.34	EUR	319	(7,183)
Devon Energy Corp.	Credit Suisse International	22,900	11/27/17	USD	34.65	USD	841	(68,413)
Eni SpA, ADR	Bank of America N.A.	42,300	11/27/17	USD	33.00	USD	1,399	(31,832)
CF Industries Holdings, Inc.	Barclays Bank PLC	74,000	12/04/17	USD	35.60	USD	2,602	(137,114)
Elders, Ltd.	UBS AG	38,000	12/05/17	AUR	4.64	AUD	184	(9,665)
Elders, Ltd.	UBS AG	49,000	12/05/17	AUR	4.93	AUD	238	(5,969)
Glanbia PLC	Morgan Stanley & Co. International PLC	20,000	12/05/17	EUR	16.36	EUR	319	(8,463)
Yara International ASA	Goldman Sachs International	35,500	12/05/17	NOK	365.22	NOK	12,678	(55,693)
Cimarex Energy Co.	Morgan Stanley & Co. International PLC	13,300	12/07/17	USD	113.00	USD	1,512	(79,956)
Devon Energy Corp.	Credit Suisse International	22,900	12/11/17	USD	36.50	USD	841	(48,704)
Total								$(3,750,913)

6	BLACKROCK RESOURCES & COMMODITIES STRATEGY TRUST	SEPTEMBER 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities Strategy Trust (BCX)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments:
Common Stocks:
Chemicals	$141,197,157	$11,927,662	—	$153,124,819
Containers & Packaging	25,405,863	—	—	25,405,863
Energy Equipment & Services	32,945,320	—	—	32,945,320
Food Products	60,734,046	4,746,887	—	65,480,933
Metals & Mining	150,802,148	148,267,786	—	299,069,934
Oil, Gas & Consumable Fuels	361,719,111	6,516,330	—	368,235,441
Paper & Forest Products	10,678,751	117,726	$557,969	11,354,446
Corporate Bonds	—	9,357,453	—	9,357,453
Short-Term Investment Fund	19,090,150	—	—	19,090,150

Subtotal	$802,572,546	$180,933,844	$557,969	$984,064,359

Investments Valued at NAV[1]	—	—	—	954,119

Total	$802,572,546	$180,933,844	$557,969	$985,018,478

Derivative Financial Instruments[2]

BLACKROCK RESOURCES & COMMODITIES STRATEGY TRUST	SEPTEMBER 30, 2017	7

Consolidated Schedule of Investments (concluded)	BlackRock Resources & Commodities Strategy Trust (BCX)

Liabilities:
Equity contracts	$(8,293,734)	$(4,703,636)	—	$(12,997,370)

[1]    As of September 30, 2017, certain of the Trust’s investments were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[2] Derivative financial instruments are options written, which are shown at value.

During the period ended September 30, 2017, there were no transfers between levels.

8	BLACKROCK RESOURCES & COMMODITIES STRATEGY TRUST	SEPTEMBER 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Resources & Commodities Strategy Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date:	November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Resources & Commodities Strategy Trust

Date:	November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Resources & Commodities Strategy Trust

Date:	November 20, 2017